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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/03
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management LLC
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Address: 1 Gorham Island Suite 201
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         Westport, CT 06880
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Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Richards
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Title:  GP
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Phone: 203-454-7557
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Signature, Place, and Date of Signing:

/s/ Peter Richards
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]



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12/31/2003

    1
                           FORM 13F INFORMATION TABLE
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        ITEM 1             ITEM 2      ITEM 3       ITEM 4       ITEM 5           ITEM 6          ITEM 7          ITEM 8

    NAME OF ISSUER        TITLE OF    CUSIP #   FAIR MARKET    SHARES OF      INVEST. DISC.      MANA-        VOTING AUTHORITY
                           CLASS                   VALUE       PRINCIPAL                         GERS
                                                                AMOUNT     SOLE   SHARED OTHER          SOLE       SHARED      NONE
                                                                            (A)    (B)    (C)            (A)        (B)        (C)
ADC
 TELECOMMUNICATIONS
 INC                      OTC EQ     000886101     7207893   2426900 N       X                    FINE  2426900      0        0

AMERITRADE
 HOLDING CORP             OTC EQ     03074K100     1269810     90000 N       X                    FINE    90000      0        0

ASCENTIAL
 SOFTWARE CORP            OTC EQ     04362P207     1997380     77000 N       X                    FINE    77000      0        0

ASPECT
 TELECOMMUNICATIONS       OTC EQ     04523Q102     1997100    126800 N       X                    FINE   126800      0        0

AVID TECHNOLOGY
 INC                      OTC EQ     05367P100    10982400    228800 N       X                    FINE   228800      0        0

CORVIS CORP               OTC EQ     221009103     1383630    813900 N       X                    FINE   813900      0        0

DEUTSCHE
 TELEKOM AG               COMMON     251566105     2177413    120100 N       X                    FINE   120100      0        0

DIGITAL VIDEO
 SYSTEMS INC              OTC EQ     25387R407     3217856   1237637 N       X                    FINE  1237637      0        0

DYCOM INDUSTRIES
 INC                      COMMON     267475101     1877400     70000 N       X                    FINE    70000      0        0

EBAY INC                  OTC EQ     278642103     6461000    100000 N       X                    FINE   100000      0        0

FOUNDRY NETWORKS
 INC                      OTC EQ     35063R100     5466000    200000 N       X                    FINE   200000      0        0

INDUS INTERNATIONAL
 INC                      OTC EQ     45578L100     3058200   1019400 N       X                    FINE  1019400      0        0

INTERWAVE
 COMMUNICATIONS I         OTC EQ     G4911N300      714141    161900 N       X                    FINE   161900      0        0

LAM RESEARCH CORP         OTC EQ     512807108     4870840    150800 N       X                    FINE   150800      0        0

MOBILE
 TELESYSTEMS OJSC         COMMON     607409109      289800      3500 N       X                    FINE     3500      0        0

MPOWER HOLDINGS
 CORP                     OTC EQ     62473L309       71550     45000 N       X                    FINE    45000      0        0

MARVELL TECHNOLOGY
 GROUP L                  OTC EQ     G5876H105     3561627     93900 N       X                    FINE    93900      0        0
MICROSOFT CORP            OTC EQ     594918104     2737000    100000 N       X                    FINE   100000      0        0

NVIDIA CORP               OTC EQ     67066G104     1508000     65000 N       X                    FINE    65000      0        0

ORACLE SYSTEMS
 CORP                     OTC EQ     68389X105     5953500    450000 N       X                    FINE   450000      0        0

SCO GROUP INC
 (THE)                    OTC EQ     78403A106     3823300    224900 N       X                    FINE   224900      0        0

SANDISK CORP              OTC EQ     80004C101     1891080     30900 N       X                    FINE    30900      0        0

ST SYSTEM CORP            OTC EQ     784915100      187629    367900 N       X                    FINE   367900      0        0

STORAGE TECHNOLOGY
 CORP NE                  COMMON     862111200     4506250    175000 N       X                    FINE   175000      0        0

TRIMBLE
 NAVIGATION LTD           OTC EQ     896239100     1489600     40000 N       X                    FINE    40000      0        0

TTM TECH INC              OTC EQ     87305R109     2650160    157000 N       X                    FINE   157000      0        0

UNITEDGLOBALCOM
 CL A                     OTC EQ     913247508     2971392    350400 N       X                    FINE   350400      0        0

OPEN JOINT STOCK
 CO VIMPEL                COMMON     68370R109     3087000     42000 N       X                    FINE    42000      0        0

WEBEX COMMUNICATIONS
 INC                      OTC EQ     94767L109     2712858    134700 N       X                    FINE   134700      0        0

WIRELESS FACILITIES
 INC                      OTC EQ     97653A103     3364304    226400 N       X                    FINE   226400      0        0

YAHOO INC                 OTC EQ     984332106    11707800    260000 N       X                    FINE   260000      0        0

INTERWAVE
 COMMUNICATIONS           OTC EQ       IWAV        5778000   1350000 N       X                    FINE  1350000      0        0

SUMMUS INC                OTC EQ       SUMU         682500   3500000 N       X                    FINE  3500000      0        0


   AGGREGATE COLUMN TOTALS:                      111654413
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